The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts).
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).
During the period, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds' investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, options written, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers' internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds' investments that were categorized as Level 3 include: fair valued securities for which observable inputs are not available.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures approved by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2026:

GuideMark Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
U.S. Treasury Securities	$ -	$ 73,130,513	$ -	$ 73,130,513
Mortgage Backed Securities	-	58,830,352	-	58,830,352
Collateralized Mortgage Obligations	-	28,613,194	-	28,613,194
Corporate Obligations	-	27,294,527	-	27,294,527
Asset Backed Securities	-	8,938,542	-	8,938,542
Foreign Government Debt Obligations	-	2,123,975	-	2,123,975
Municipal Debt Obligations	-	0	-	0
Money Market Funds	1,900,460	-	-	1,900,460
Investments Purchased with Proceeds from Securities Lending*	-	-	-	464,932
Total Investments in Securities	$ 1,900,460	$ 198,931,103	$ -	$ 201,296,495

Other Financial Instruments**
Interest Rate Swaps	$ -	$ 142,243	$ -	$ 142,243
Futures Contracts	11,968	-	-	11,968
Credit Default Swaps	-	2,506	-	2,506
Total Other Financial Instruments	$ 11,968	$ 144,749	$ -	$ 156,717

Liabilities:
Other Financial Instruments**
Futures Contracts	$ (141,061)	$ -	$ -	$ (141,061)
Credit Default Swaps	-	(11,168)	-	(11,168)
Total Other Financial Instruments	$ (141,061)	$ (11,168)	$ -	$ (152,229)

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures are reflected as the unrealized appreciation (depreciation) on the instrument. Swaps are reflected as the fair value on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ -	$ 133,761	$ -	$ 133,761
Brazil	2,170,454	-	-	2,170,454
Canada	-	128,779	-	128,779
Cayman Islands	-	23,677	-	23,677
Chile	889,679	-	-	889,679
China	203,833	9,387,217	-	9,591,050
Colombia	147,091	-	-	147,091
Czech Republic	145,884	-	-	145,884
Egypt	-	470,628	-	470,628
Hong Kong	-	1,565,228	-	1,565,228
Hungary	64,968	751,671	-	816,639
India	59,424	4,895,986	-	4,955,410
Indonesia	52,791	121,343	-	174,134
Ireland	320,147	-	-	320,147
Mexico	1,865,672	-	-	1,865,672
Netherlands	118,927	-	-	118,927
Peru	287,120	-	-	287,120
Philippines	-	32,435	-	32,435
Poland	-	1,319,281	-	1,319,281
Qatar	95,934	221,614	-	317,548
Russia	-	-	0	0
South Africa	159,982	2,020,525	-	2,180,507
South Korea	-	16,223,273	-	16,223,273
Tawain	-	15,189,046	-	15,189,046
Thailand	-	164,843	-	164,843
Turkey	-	837,107	-	837,107
United Arab Emirates	-	575,382	-	575,382
United States	88,700	402,054	-	490,754
Total Common Stocks	6,670,606	54,463,850	0	61,134,456
Investment Companies
United States	2,794,830	-	-	2,794,830
Total Investment Companies	2,794,830	-	-	2,794,830
Preferred Stocks
Brazil	945,180	-	-	945,180
Colombia	177,216	-	-	177,216
South Korea	-	789,161	-	789,161
Total Preferred Stocks	1,122,396	789,161	0	1,911,557
Investments Purchased with Proceeds from Securities Lending*	-	-	-	1,407,104
Money Market Funds	137,856	-	-	137,856
Total Investments in Securities	$ 10,725,688	$ 55,253,011	$ 0	$ 67,385,803

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description			Common Stock	Preferred Stock
Balance as of April 1, 2026			$ 0	$ 0
Purchases			-	-
Sales proceeds and paydowns			-	(284)
Accreted discounts, net			-	-
Corporate Actions			-	-
Realized gain (loss)			-	284
Change in unrealized appreciation (depreciation)			-	-
Transfers into/(out of) Level 3			-	-
Balance as of June 30, 2026			$ 0	$ 0
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at June 30, 2026.			$ -	$ -

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$ 780,623,929	$ -	$ -	$ 780,623,929
Investment Companies	27,859,761	-	-	27,859,761
Real Estate Investment Trusts	4,869,436	-	-	4,869,436
Investments Purchased with Proceeds from Securities Lending*	-	-	-	26,185,786
Money Market Funds	5,390,370	-	-	5,390,370
Total Investments in Securities	$ 818,743,496	$ -	$ -	$ 844,929,282

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$ 93,502,619	$ -	$ 3,933	$ 93,506,552
Investment Companies	3,886,425	-	-	3,886,425
Real Estate Investment Trusts	3,594,359	-	-	3,594,359
Rights	-	-	6,044	6,044
Investments Purchased with Proceeds from Securities Lending*	-	-	-	6,083,705
Money Market Funds	738,590	-	-	738,590
Total Investments in Securities	$ 101,721,993	$ -	$ 9,977	$ 107,815,675

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description			Common Stocks	Rights
Balance as of April 1, 2026			$ 3,933	$ 14,781
Purchases			-	-
Sales proceeds and paydowns			-	-
Accreted discounts, net			-	-
Corporate Actions			-	-
Realized gain (loss)			-	-
Change in unrealized appreciation (depreciation)			-	(8,737)
Transfers into/(out of) Level 3			-	-
Balance as of June 30, 2026			$ 3,933	$ 6,044
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at June 30, 2026.			$ -	$ (8,737)

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$ -	$ 5,744,137	$ -	$ 5,744,137
Austria	-	1,090,097	-	1,090,097
Belgium	-	1,762,105	-	1,762,105
Canada	24,082,548	-	-	24,082,548
Denmark	-	2,564,666	-	2,564,666
Finland	-	1,485,103	-	1,485,103
France	-	12,662,618	-	12,662,618
Germany	-	15,579,004	-	15,579,004
Hong Kong	323,965	5,337,368	-	5,661,333
Ireland	-	833,907	-	833,907
Israel	115,422	3,199,131	-	3,314,553
Italy	212,775	9,411,939	-	9,624,714
Japan	-	39,779,990	-	39,779,990
Luxembourg	92,303	118,923	-	211,226
Mexico	-	1,403,599	-	1,403,599
Netherlands	1,056,903	8,214,245	-	9,271,148
Norway	-	2,055,507	-	2,055,507
Portugal	-	954,206	-	954,206
Singapore	200,476	1,552,482	-	1,752,958
Spain	-	8,555,257	-	8,555,257
Sweden	176,765	5,738,893	-	5,915,658
Switzerland	-	13,809,288	-	13,809,288
United Kingdom	-	16,176,319	-	16,176,319
United States	-	109,131	-	109,131
Total Common Stocks	26,261,157	158,137,915	-	184,399,072
Investment Companies
United States	6,837,053	-	-	6,837,053
Total Investment Companies	6,837,053	-	-	6,837,053
Real Estate Investment Trusts
France	-	316,089	-	316,089
Total Real Estate Investment Trusts	-	316,089	-	316,089
Preferred Stocks
Germany		41,882	-	41,882
Total Preferred Stocks	-	41,882	-	41,882
Warrants
Canada	-	-	0	0
Total Warrants	-	-	0	0
Investments Purchased with Proceeds from Securities Lending*	-	-	-	2,382,957

Money Market Funds	795,835	-	-	795,835
Total Investments in Securities	$ 33,894,045	$ 158,495,886	$ -	$ 194,772,888

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description			Rights	Warrants
Balance as of April 1, 2026			$ 0	$ 0
Purchases			-	-
Sales proceeds and paydowns			0	-
Accreted discounts, net			-	-
Corporate Actions			-	-
Realized gain (loss)			0	-
Change in unrealized appreciation (depreciation)			-	-
Transfers into/(out of) Level 3			-	-
Balance as of June 30, 2026			$ -	$ 0
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at June 30, 2026.			$ -	$ -

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuidePath Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$ 298,351,549	$ -	$ -	$ 298,351,549
Investments Purchased with Proceeds from Securities Lending*	-	-	-	20,298,674
Money Market Funds	8,515,881	-	-	8,515,881
Total Investments in Securities	$ 306,867,430	$ -	$ -	$ 327,166,104
* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$ 617,231,448	$ -	$ -	$ 617,231,448
Investments Purchased with Proceeds from Securities Lending*	-	-	-	87,745,446
Money Market Funds	6,469,983	-	-	6,469,983
Total Investments in Securities	$ 623,701,431	$ -	$ -	$ 711,446,877

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Conservative Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$ 13,205,003	$ -	$ -	$ 13,205,003
U.S. Treasury Securities	-	1,733,606	-	1,733,606
Money Market Funds	14,424,558		-	14,424,558
Total Investments in Securities	$ 27,629,561	$ 1,733,606	$ -	$ 29,363,167

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$ 365,379,542	$ -	$ -	$ 365,379,542
Investments Purchased with Proceeds from Securities Lending*	-	-	-	49,037,052
Money Market Funds	9,153,253	-	-	9,153,253
Total Investments in Securities	$ 374,532,795	$ -	$ -	$ 423,569,847

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Growth Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$ 1,649,798,867	$ -	$ -	$ 1,649,798,867
Investments Purchased with Proceeds from Securities Lending*	-	-	-	184,895,469
Money Market Funds	17,291,049	-	-	17,291,049
Total Investments in Securities	$ 1,667,089,916	$ -	$ -	$ 1,851,985,385

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Growth & Income Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$ 65,221,612	$ -	$ -	$ 65,221,612
Investment Companies	63,434,691	-	-	63,434,691
Money Market Funds	2,641,650	-	-	2,641,650
Investments Purchased with Proceeds from Securities Lending*	-	-	-	40,018
Total Investments in Securities	$ 131,297,953	$ -	$ -	$ 131,337,971

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$ 93,134,685	$ -	$ -	$ 93,134,685
Investments Purchased with Proceeds from Securities Lending*	-	-	-	14,255,604
Money Market Funds	2,776,390	-	-	2,776,390
Total Investments in Securities	$ 95,911,075	$ -	$ -	$ 110,166,679

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Certificates of Deposit	$ -	$ 18,990,019	$ -	$ 18,990,019
U.S. Treasury Bills		$ 25,944,559		25,944,559
Money Market Funds	3,706,119	-	-	3,706,119
Total Investments in Securities	$ 3,706,119	$ 44,934,578	$ -	$ 48,640,697

Other Financial Instruments*
Futures	$ 1,290,725	$ -	$ -	$ 1,290,725
Total Other Financial Instruments	$ 1,290,725	$ -	$ -	$ 1,290,725

Liabilities:
Other Financial Instruments*
Futures	$ (1,695,524)	$ -	$ -	$ (1,695,524)
Total Other Financial Instruments	$ (1,695,524)	$ -	$ -	$ (1,695,524)

*Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures contracts. Futures contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$ 109,825,994	$ -	$ -	$ 109,825,994
Investments Purchased with Proceeds from Securities Lending*	-	-	-	21,260,085
Money Market Funds	1,315,531	-	-	1,315,531
Total Investments in Securities	$ 111,141,525	$ -	$ -	$ 132,401,610

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$ 571,829,026	$ -	$ -	$ 571,829,026
Investment Companies	114,009,516	-	-	114,009,516

Money Market Funds	120,145,020	-	-	120,145,020
Investments Purchased with Proceeds from Securities Lending*	-	-	-	7,255,760
Total Investments in Securities	$ 805,983,562	$ -	$ -	$ 813,239,322

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.